Investment Risks - WisdomTree Physical AI, Humanoids, and Drones Fund	Apr. 24, 2026
Risk of Investing in Companies Involved in Physical AI, Humanoids, and Drones Activities [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Risk of Investing in Companies Involved in Physical AI, Humanoids, and Drones Activities. Companies engaged in Physical AI Activities are subject to unique regulatory, operational and technological risks, such as intense competition and potentially rapid product obsolescence. The regulation of such companies in the United States and other countries is diverse and rapidly evolving, which may inhibit or delay adoption. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Companies engaged in Physical AI Activities typically invest significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Companies that engage in Physical AI Activities may also face cyberattacks and increasing regulatory scrutiny, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. The customers and/or suppliers of companies engaged in Physical AI Activities may be concentrated in a particular country, region or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance. These companies may also face risks relating to public safety, data privacy, labor market dynamics, and consumer sentiment. Intense competition among such companies, including large, established firms, may result in diminished market position and/or profitability.

Humanoid robotics companies are sensitive to trends in industrial production, capital-expenditure cycles, supply-chain conditions, and adoption rates of automation technologies across varied sectors including business and industrial end-users. Humanoid robotics companies may have long and capital-intensive development timelines, highly uncertain paths to profitability and large-scale deployment, and limited product lines, markets, financial resources or personnel.

Drone companies may be dependent on the U.S. Government and its agencies for a significant portion of their revenues, and the commercial and military adoption of drone technologies remains subject to extensive and evolving governmental oversight, including aviation safety standards, airworthiness certification requirements, export controls, and national security reviews. Product defects, public safety incidents, implementation delays, reliance on key personnel and the fragmented and evolving regulatory landscape governing the use of drones and autonomous vehicles are all factors that could negatively affect a drone company's growth or continuation.

Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

Concentration Risk [Member]
Prospectus [Line Items]
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■	Concentration Risk. To the extent that, in tracking the Index, the Fund’s portfolio is concentrated in the securities of issuers in a particular industry or group of industries, the Fund may be adversely affected by the performance of those securities, and more susceptible to adverse economic, market, political, or regulatory occurrences affecting that industry or group of related industries. As of the date of this Prospectus, the Fund’s investments, are concentrated in securities issued by companies in one or more of the industries comprising the industry group described below. As such, the Fund is subject to the risks described below. The industries in which the Fund may be concentrated may vary over time.

Companies in Capital Goods Industries

The Capital Goods Industry Group relies heavily on corporate spending and the prices of the securities of companies doing business in the Capital Goods Industry Group may fluctuate widely due to economic cycles and factors affecting manufacturing demands. The Capital Goods Industry Group tends to perform well during times of economic expansion when the demand for capital goods is strong. Conversely, the performance of the Capital Goods Industry Group tends to weaken in economic downturns as a result of low corporate profitability and spending and overall lesser demand for products. Many capital goods are sold internationally, and companies in this industry group may be affected by market conditions in other countries and regions. Legislative or regulatory changes and increased government supervision may also affect companies in the Capital Goods Industry Group.

Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Foreign Securities Risk. Investments in non-U.S. securities, including depositary receipts, involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or Emerging Market Countries.

Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan

Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Index and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in index data, index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

Non-Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

Stock Connect Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Stock Connect Risk. The Fund’s ability to invest in China A-Shares through Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time or in the future, is subject to trading limits, rules and regulations by the applicable regulatory authority. These restrictions and regulations may adversely affect the Fund’s ability to achieve its investment objective. For example, daily quotas that limit the Fund’s maximum daily net purchases through Stock Connect may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis. Investments through Stock Connect are also subject to trading, clearance and settlement procedures that are relatively untested in mainland China. Stock Connect only operates on days when both the People’s Republic of China (“PRC”) and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, the Fund may be subject to price fluctuations at times when Stock Connect is not open for trading. Stock Exchange of Hong Kong Limited, Shanghai Stock Exchange, and Shenzhen Stock Exchange also reserve the right to suspend trading through Stock Connect, if necessary, to ensure an orderly and fair market and manage risks prudently. Halts may adversely affect the Fund’s access to the PRC market. A Fund will not benefit from the China Securities Investor Protection Fund in mainland China. That said, if a Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of China A-Shares through Stock Connect, it would be compensated by Hong Kong’s Investor Compensation Fund. Investing through Stock Connect is also premised on the proper functioning of operational systems maintained by each market participant and the connectivity of differing securities regimes and legal systems in the PRC and Hong Kong. Investments through Stock Connect are also governed by departmental regulations that have legal effect in the PRC but have not been tested in the PRC courts. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. The Fund, which may invest in the PRC markets through Stock Connect, may be adversely affected as a result of such changes.

Tax Risk In China [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Tax Risk in China. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.